VESSELS AND CAPITALIZED DRY-DOCKING (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of vessel and capitalized dry-docking

	30 June	30 June	31 December
USDm	2026	2025	2025
Cost
Balance as of beginning of period	3,551.1	3,500.9	3,500.9
Additions	190.9	58.6	298.4
Disposals	-5.3	-22.1	-29.7
Transferred from prepayments	53.1	—	3.4
Transferred to assets held for sale	—	-160.4	-221.9
Balance	3,789.8	3,377.0	3,551.1

Depreciation
Balance as of beginning of period	748.3	660.6	660.6
Disposals	-5.3	-22.0	-29.7
Depreciation for the period	117.4	102.6	209.1
Transferred to assets held for sale	—	-67.3	-91.7
Balance	860.4	673.9	748.3

Impairment
Balance as of beginning of period	10.6	13.6	13.6
Transferred to assets held for sale	—	-2.2	-3.0
Balance	10.6	11.4	10.6

Carrying amount	2,918.8	2,691.7	2,792.2

	30 June	30 June	31 December
USDm	2026	2025	2025
Balance as of beginning of period	14.1	—	—
Additions	68.3	—	17.5
Transferred to vessels	-53.1	—	-3.4
Carrying amount	29.3	—	14.1

Schedule of non-current assets sold during the period	Non-current Assets Sold During the Period

	30 June	30 June	31 December
USDm	2026	2025	2025
Assets held for sale
Number of vessels held for sale end of period	—	2	1
Carrying amount	—	31.1	24.4

Sold and delivered during the year
Number of vessels	—	4	7
Vessel sales price (CF)	—	78.5	128.2
Carrying amount of vessels and capitalized dry- docking	—	-59.8	-102.8
Bunker and lube oil cost	—	-2.2	-3.6
Transaction costs (CF)	—	-1.6	-2.8
Profit on sale	—	14.9	19.0

Sold last year and delivered during the year
Number of vessels	1	—	—
Vessel sales price (CF)	30.1	—	—
Carrying amount of assets held for sale	-24.4	—	—
Bunker and lube oil cost	-0.9	—	—
Transaction costs (CF)	-0.8	—	—
Profit on sale	4.0	—	—
CF: Included in Sale of tangible fixed assets in Consolidated Cash Flow Statement